Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and bank balances	£ 3,116	£ 2,529
Cash equivalents	330	280
Cash and cash equivalents	£ 3,446	£ 2,809